INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of interests in other entities [Abstract]
Disclosure of Interest in Non-Consolidated Companies

	As of December 31,
	2025	2024

At the beginning of the year	468,516	517,265

Equity in earnings of non-consolidated companies	85,641	69,108
Other comprehensive income and other effects	42,282	(90,795)
Dividends from non-consolidated companies (1)	(33,744)	(27,062)

At the end of the year	562,695	468,516
(1) Mainly related to dividends from Unigal Usiminas Ltda. and MRS Logística S.A.

The principal investments in non-consolidated companies, all of which are unlisted, are:

	Country of incorporation	Main activity	Voting rights at		Value at

			December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

Techgen S.A. de C.V.	Mexico	Provision of electric power	48.00%	48.00%	161,315	130,433
Unigal Usiminas Ltda.	Brazil	Manufacturing and selling of steel products	70.00%	70.00%	108,056	98,280
MRS Logística S.A	Brazil	Logistical services	11.48%	11.48%	254,267	203,778
Other non-consolidated companies (1)					39,057	36,025
					562,695	468,516
(1) It includes the investments held in Finma S.A.I.F., Recrotek S.R.L. de C.V., Gas Industrial de Monterrey S.A. de C.V., Modal Terminal de Graneis Ltda., Usiroll – Usiminas Court Tecnologia em Acabamento Superficial Ltda, Codeme Engenharia S.A, Terminal de Cargas Paraopeba Ltda. and Terminal de Cargas Sarzedo Ltda.